Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands						12 Months Ended
	Oct. 12, 2021 $ / shares shares	Oct. 05, 2021 shares	Sep. 07, 2021 USD ($) $ / shares shares	May 21, 2021 SGD ($) shares	May 21, 2021 USD ($) shares	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Stock split description.				one ordinary share was sub-divided into 10,000 ordinary shares	one ordinary share was sub-divided into 10,000 ordinary shares
Stock issued during period effect of stock split shares				123,490,000	123,490,000
Stock issued during period effect of stock split value				$ 19,466	$ 12,349
Common stock shares ratio of conversion from one class to another			1
Bottom of range [member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares				1	1
Top of range [member]
Disclosure of classes of share capital [line items]
Increase in number of ordinary shares				123,500,000	123,500,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Voting rights						ten
Share capital authorized | $			$ 50,000
Number of shares authorised			500,000,000
Number of ordinary shares converted			123,500,000
Ordinary shares [member] | Common Class A [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.0001
Number of shares authorised			50,000,000
Options exercise Period						one
Ordinary shares [member] | Common Class A [Member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares		19,358,957
Ordinary shares [member] | Common Class A [Member] | Underwritten Follow On Offering [Member]
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares	2,903,843
Ordinary shares [member] | Common Class B [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.0001
Number of shares authorised			200,000,000
Common stock conversion basis			one-for-one
Shares split ratio				10,000	10,000
Ordinary shares [member] | Top of range [member] | Common Class A [Member]
Disclosure of classes of share capital [line items]
Options exercise Period						15
Ordinary shares [member] | Top of range [member] | Common Class A [Member] | Death Or Permanent Disability [Member]
Disclosure of classes of share capital [line items]
Options exercise Period						nine months
UndesignatedShares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares			$ 0.0001
Number of shares authorised			250,000,000
ADR [Member] | Initial Public Offer [Member]
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares			19,358,957
Number of shares represented by one depository receipt			1
Sale of stock issue price per share | $ / shares			$ 18
ADR [Member] | Underwritten Follow On Offering [Member]
Disclosure of classes of share capital [line items]
Stock shares issued during the period shares	2,903,843
Number of shares represented by one depository receipt	1
Sale of stock issue price per share | $ / shares	$ 18